Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share
	Six Months Ended June 30,
	2018	2019
Net loss available to common stockholders	$(653)	$(3,937)

Weighted average number of common shares, basic and diluted	20,877,893	21,072,472

Loss per common share, basic and diluted	$(0.03)	$(0.19)